REVENUES (Revenues by Product) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Solar Modules [Member] CNY	Dec. 31, 2013 Solar Modules [Member] CNY	Dec. 31, 2012 Solar Modules [Member] CNY	Dec. 31, 2014 Silicon Wafers [Member] CNY	Dec. 31, 2013 Silicon Wafers [Member] CNY	Dec. 31, 2012 Silicon Wafers [Member] CNY	Dec. 31, 2014 Solar Cells [Member] CNY	Dec. 31, 2013 Solar Cells [Member] CNY	Dec. 31, 2012 Solar Cells [Member] CNY	Dec. 31, 2014 Silicone Ingots [Member] CNY	Dec. 31, 2013 Silicone Ingots [Member] CNY	Dec. 31, 2012 Silicone Ingots [Member] CNY	Dec. 31, 2014 Recovered Silicon Materials [Member] CNY	Dec. 31, 2013 Recovered Silicon Materials [Member] CNY	Dec. 31, 2012 Recovered Silicon Materials [Member] CNY	Dec. 31, 2014 Processing Service Fees [Member] CNY	Dec. 31, 2013 Processing Service Fees [Member] CNY	Dec. 31, 2012 Processing Service Fees [Member] CNY	Dec. 31, 2014 Solar system integration projects [Member] CNY	Dec. 31, 2013 Solar system integration projects [Member] CNY	Dec. 31, 2012 Solar system integration projects [Member] CNY	Dec. 31, 2014 Generated Electricity [Member] CNY	Dec. 31, 2013 Generated Electricity [Member] CNY	Dec. 31, 2012 Generated Electricity [Member] CNY
Operating Revenue By Product Type [Line Items]
Revenues	$ 1,608,246,889	9,978,528,648	7,078,838,515	4,794,768,449	9,155,395,954	6,660,317,517	3,897,288,039	286,585,049	70,636,980	328,428,550	200,643,639	184,203,072	138,686,401		1,189,751	1,885,648	11,272,636	14,559,658	270,406	69,581,434	71,010,744	213,427,948	11,209,600	201,056	213,174,391	243,840,336	76,719,737	1,607,066